Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Short-term Investments [Member] | Money Market [Member]
Cost	$ 23,240	$ 12,319
Fair value	23,240	12,319
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Gross Unrealized Losses	0	0
Short-term Investments [Member] | Commercial Paper [Member]
Cost	14,467	4,393
Fair value	14,469	4,393
Gross Unrealized Gains	2	0
Gross Unrealized Losses	0	0
Gross Unrealized Losses	0	0
Short-term Investments [Member] | Corporate Bond Securities [Member]
Cost	36,321	25,922
Fair value	36,524	25,711
Gross Unrealized Gains	203	0
Gross Unrealized Losses	0	211
Gross Unrealized Losses	0	(211)
Long Term Investments [Member] | Mutual Fund [Member]
Cost	936	795
Fair value	974	674
Gross Unrealized Gains	38	0
Gross Unrealized Losses	0	121
Gross Unrealized Losses	0	(121)
Long Term Investments [Member] | Equity Investments [Member]
Cost	5,675	5,675
Fair value	3,066	2,861
Gross Unrealized Gains	0
Gross Unrealized Losses	2,609	2,814
Gross Unrealized Losses	$ (2,609)	$ (2,814)